SIGNIFICANT ACCOUNTING POLICIES (Accounting for Share-Based Compensation) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting for Share-Based Compensation [Line Items]
Non-cash compensation expenses (in dollars)	$ 5,179	$ 215	$ 113
Stock option [Member]
Accounting for Share-Based Compensation [Line Items]
Expected volatility			85.00%
Dividend yield	0.00%	0.00%	0.00%
Stock option [Member] | Minimum [Member]
Accounting for Share-Based Compensation [Line Items]
Expected volatility	60.00%	70.00%
Risk-free rate	1.74%	0.95%	0.92%
Expected term	5 years 9 months 22 days	6 years 7 days	6 years 7 days
Share price (in dollars per share)	$ 1.49	$ 3.62	$ 2.48
Stock option [Member] | Maximum [Member]
Accounting for Share-Based Compensation [Line Items]
Expected volatility	70.00%	75.00%
Risk-free rate	1.95%	2.08%	1.04%
Expected term	6 years 1 month 10 days	6 years 29 days	6 years 29 days
Share price (in dollars per share)	$ 20.77	$ 5.80	$ 2.76